Recently Issued Accounting Standards (Policies)	12 Months Ended
Apr. 30, 2013
Recently Issued Accounting Standards [Abstract]
ASU 2011-05, Presentation of Comprehensive Income

In June 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-05, Presentation of Comprehensive Income, which eliminated the option to present the components of other comprehensive income as part of the statement of shareholders’ equity and required the presentation of net income and other comprehensive income to be in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 did not change the components that are recognized in net income or other comprehensive income. ASU 2011-05 was effective in 2013, and we elected to present net income and other comprehensive income in two separate but consecutive statements.

ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income

In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. ASU 2013-02 requires reclassification adjustments for items that are reclassified from accumulated other comprehensive income to net income be presented on the financial statements or in a note to the financial statements. ASU 2013-02 becomes effective in 2014 and will be applied prospectively. We do not anticipate that the adoption of ASU 2013-02 will impact our financial statements, but will expand our disclosures related to amounts reclassified out of accumulated other comprehensive income.

ASU 2011-11, Disclosures about Offsetting Assets and Liabilities

In December 2011, the FASB issued ASU 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 requires the disclosure of both gross and net information about financial instruments and transactions eligible for offset in the consolidated balance sheet. In January 2013, the FASB issued ASU 2013-01, Scope Clarification of Disclosures about Offsetting Assets and Liabilities, which limits the scope of ASU 2011-11 to derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions. ASU 2011-11, as clarified by ASU 2013-01, will be effective for us on May 1, 2013, and will require retrospective application. We do not anticipate that the adoption of ASU 2011-11, as clarified by ASU 2013-01, will impact our financial statements, but will expand our disclosures related to financial instruments.

ASU 2012-02, Intangibles - Goodwill and Other

The FASB issued ASU 2011-08, Testing Goodwill for Impairment, and ASU 2012-02, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment, in September 2011 and July 2012, respectively. ASU 2011-08 and ASU 2012-02 simplify the guidance for testing impairment of goodwill and indefinite-lived intangible assets by allowing the option to perform a qualitative test to assess the likelihood that the estimated fair value is less than the carrying amount. ASU 2011-08 was effective for our February 1, 2013 annual impairment test. ASU 2012-02 will be effective for our February 1, 2014 annual impairment test, but early adoption is permitted. The adoption of ASU 2011-08 did not change the process for our February 1, 2013 impairment test and did not impact our financial statements or related disclosures. We do not anticipate that the adoption of ASU 2012-02 will change the process for our February 1, 2014 impairment test.